CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Administrative expenses
Investor relations and marketing	$ 548,200	$ 37,695	$ 821,669	$ 104,100
Share - based compensation	184,026	39,875	749,389	179,762
Management salaries and consulting fees	156,839	154,476	478,607	427,232
Insurance	66,213	86,797	224,658	273,254
Professional fees	40,373	35,396	182,966	222,778
Listing and filing fees	2,728	52,598	65,874	153,954
Shareholder information	1,057	4,988	41,499	47,101
General and administrative	8,789	3,035	29,068	12,327
Travel expenses	8,577	5,468	21,771	12,927
Depreciation	612	89	1,470	266
Operating loss	(1,017,414)	(420,417)	(2,616,971)	(1,433,701)
Write-off of E&E assets	(2,713)	(1,471)	(3,763)	(1,225,129)
Foreign exchange (loss) gain	613	(442)	(521)	2,130
Unrealized fair value gain (loss) on marketable securities	(4,097)	149	2,825	(7,562)
Interest and finance income	75,568	130,069	279,742	366,700
Loss before taxes	(948,043)	(292,112)	(2,338,688)	(2,297,562)
Current income tax expense	0	0	(150)	(155)
Loss and comprehensive loss for the period	$ (948,043)	$ (292,112)	$ (2,338,838)	$ (2,297,717)
Loss per share - basic and diluted
Basic (in dollars per share)	$ (0.07)	$ (0.02)	$ (0.18)	$ (0.17)
Diluted (in dollars per share)	$ (0.07)	$ (0.02)	$ (0.18)	$ (0.17)
Weighted average number of shares
Basic (in shares)	13,271,750	13,271,750	13,271,750	13,271,750
Diluted (in shares)	13,271,750	13,271,750	13,271,750	13,271,750